[Kavilco Incorporated Letterhead]

October 3, 2011

Bo J. Howell
U.S. Securities & Exchange Commission
Division of Investment Management
Office of Disclosure and Review
100 F Street NE, Rm 8209
Washington, D.C. 20549

Re:     Preliminary Proxy Statement – Contested Election of Directors

Dear Mr. Howell,

We are responding to comments we received on September 23, 2011, regarding the Preliminary Proxy Statement that Kavilco Incorporated (the "Company") filed on September 16, 2011, regarding a contested election of directors. All references are to comments we received per telephone conversation.

Background information on Kavilco Incorporated

On December 18, 1971, the Alaska Native Claims Settlement Act (ANCSA) was passed by Congress (Public Law 92-203). The settlement effected by ANCSA was intended to compensate Alaska Natives for the extinguishment of title of lands they claimed. At the same time, it was Congress' intent to provide the Native people with means for improving many of the conditions under which they lived. Kavilco is a village corporation that was formed under and subject to the provisions of ANCSA.

Kavilco, one of the smallest village corporations in terms of shareholders, started out with 120 original shareholders. There are two families that make up the majority of the shareholders and Board of Directors. The stock is referred to as Settlement Common Stock.

Settlement Common Stock. Pursuant to the Act, Public Law 100-241 – Feb. 3, 1988, Sec. 5. Subsection (h) of Section 7 (43 U.S.C. 1606(h) as amended to read as follows: Settlement Common Stock may not be sold, pledged, subjected to a lien or judgment execution, assigned in present or future or otherwise alienated, except pursuant to a court decree of separation, divorce or child support. There is no par value assigned to the stock.

SEC Comments and Analysis

I. Proxy Drawing Contest. The issue was whether or not the Company was attempting to buy votes by offering cash prizes to shareholders who complete a ballot by mail or in person.

The Company offers cash prizes to its shareholders as an incentive in order to insure a quorum. As the smallest Native corporation in southeast Alaska, the Company has only 152 Class A voting shareholders. Per the SEC's request, the Company changed Prize Rule No. 1 to read that “all legally approved proxies, including those solicited by other shareholders, will be eligible for all drawings.” Prize Rule No. 1 was also bold-faced for emphasis.

II. What is the vote requirement to approve each of the proposals? What effect, if any, will a broker have on the outcome of the voting?

ANCSA, which is the Kavilco's primary regulating authority, places numerous restrictions on the Company's stock. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used for collateral. No brokers are involved in the handling of the stock.

III.Proposals to be voted on: (1) Election of Directors. Paragraphs 3 and 4 under “Election of Directors” needed clarification.

Per the SEC’s request, in order to bring clarification to paragraphs 3 and 4, the Company inserted the following paragraph before paragraph 3.

“On June 27, 2011, the Company was notified by Mr. Frederick O. Olsen, Jr. that he intended to nominate himself for election to the Board of Directors at the Annual Meeting. In materials presented to the Board of Directors, Mr. Olsen has advised the Board that he believes that the Company should use its resources to preserve and advance the Haida culture.”

Information as to Nominees and Continuing Directors

IV. List qualifications and experience of each director

Per the SEC’s request, the Company provided brief qualifications and experience of each director.

“Louis Thompson, Louis Jones Sr., and Ramona Hamar have been directors during the following major economic events: Timber sale to ITT Rayonier for $25 million, recessions of 1980 and 1982, sale of Net Operating Loss to Drexel, Burnham and Lambert, Group Inc., 1987 stock market crash, Internal Revenue Service audit on the Net Operating Loss, oversight on the process to become a Registered Investment Company, biggest bond market crash in 1994, the recession of 1999, 2000 stock market crash, 2008 collapse of the housing bubble, avoided collateralized debt obligations, collapse of insurance and banking industries, interest rates near 0% and the current stagnant economy.

John Campbell, Dr. Jeane Breinig, Kenneth Gordon, and Laird Jones have been directors during the following events: Biggest bond market crash in 1994, the recession of 1999, 2000 stock market crash, 2008 collapse of the housing bubble, avoided collateralized debt obligations, collapse of insurance and banking industries, interest rates near 0% and the current stagnant economy.

Melanie Locklear and Marie Miller have been directors during the following events: 2008 collapse of the housing bubble, avoided collateralized debt obligations, collapse of insurance and banking industries, interest rates near 0% and the current stagnant economy.”

V. Item 22(b)(3) When providing information about directors and nominees for election as directors in response to this Item 22(b), furnish information for directors or nominees who are or would be “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 (15 U.S.C.80a-2(a)(19) separately from the information for directors or nominees who are not or would not be interested persons of the Fund. For example, when furnishing information in a table, you should provide separate tables (or separate sections of a single table) for directors and nominees who are or would be interested persons and for directors or nominees who are not or would not be interested persons. When furnishing information in narrative form, indicate by heading or otherwise the directors or nominees who are or would be interested persons and the directors who are not or would not be interested persons.

You have asked us to identify directors who are interested persons of the Company and to provide information concerning the interested directors separately from information for non-interested directors. Section 19 of the Investment Company Act defines “nterested person” when used with respect to an investment company as “any affiliated person of such company; and any member of the immediate family of any natural person who is an affiliated person of such company.” Section 3 of the Act defines “affiliated person” as “(D) any officer, director, partner, copartner, or employee of such other person.” With respect to the Company, we believe that the affiliated persons of the Company are Louis Thompson, Scott Burns, Louis Jones, Sr. and John Campbell, so that Mr. Thompson, Mr. Jones and Mr. Campbell would be interested directors. In addition, Ramona Hamar as the sister of Mr. Jones would also be an interested director. We do not believe that any of the other directors are interested directors. Although Marie Miller and Melanie Locklear are sisters, neither is an affiliated person and thus would be excluded from the definition of “interested persons” by the proviso to Section 3 of the Act:

Provided, That no person shall be deemed to be an interested person of an investment company solely by reason of (aa) his being a member of its board of directors or advisory board or an owner of its securities, or (bb) his membership in the immediate family of any person specified in clause (aa) of this proviso;

We will provide the information for the interested directors separately in the proxy statement.

VI. Item 22(b)(4)(1) Provide the name, address, and age for each director.

The Company added the following sentence to the bottom of the tables.

“The address for each director is the Company office, 600 University Street, Suite 3010, Seattle, Washington 98101-1129.”

VII. Item 22(b)(5) For each director or nominee for election as director, state the dollar range of equity securities beneficially owned by the director or nominee.

N/A. The Company is an Alaska Native corporation governed by the rules and regulations of ANCSA. According to ANCSA, these shares may not be sold, assigned, hypothecated or transferred (except through gifting, death or court order). There is no par value assigned to the stock, it is not publicly traded and therefore has no market value.

VIII. Item 22(b)(9)(10) If an Officer of an investment advisor, principal underwriter, or Sponsoring Insurance Company of the Fund, or an Officer of a person directly or indirectly controlling, controlled by, or under common control with an investment adviser, principal underwriter, or Sponsoring Insurance Company of the Fund, serves, or has served since the beginning of the last two completed fiscal years of the Fund, on the board of directors of a company where a director of the Fund or nominee for election as director who is not or would not be an “interested person” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 (15 U.S.C.80a-2(a)(19), or Immediate Family Member of the director or nominee, is, or was since the beginning of the last two completed fiscal years of the Fund, an Officer, identify:

N/A. The Company does not employ an underwriter.

IX. Nominating or Compensation Committee.

The Company does not have committees. The Board of Directors makes all decisions regarding investments, nominees, and compensation.

X. Who is involved in reviewing compensation..

Per the Company’s proxy statement, “Given that there are only two executive officers and that the Company does not have equity compensation plans, the Board believes that it is capable of evaluating the performance of the executive officers and reviewing compensation levels.”

XI. Item 22(b)(13) For all directors, and for each of the highest-paid Officers that have aggregate compensation from the Fund for the most recently completed fiscal year in excess of $60,000 (“Compensated Persons”).

The Company supplied compensation information for its highest-paid officers with the exception of column (4). The Company does not pay benefits upon retirement.

XII. Item 22(a)(3)(i) General disclosure State the name and address of the Fund’s investment advisor, principal underwriter, and Administrator.

N/A. The Company is self-managed and does not have an investment advisor, principal underwriter, or Administrator.

Item 22(a)(3)(ii) General disclosure When a Fund proxy statement solicits a vote on proposals affecting more than one Fund or class of securities of a Fund (unless the proposal or proposals are the same and affect all Fund or class shareholders), present a summary of all of the proposals in tabular form on one of three pages of the proxy statement and indicate which Fund or class shareholders are solicited with respect to each proposal.

N/A. There is only one Fund.

Item 22(a)(3)(iii) General disclosure Unless the proxy statement is accompanied by a copy of the Fund’s most recent annual report, state prominently in the proxy statement that the Fund will furnish, without charge, a copy of the annual report and the most recent semi-annual report, if any, to a shareholder upon request, providing the name, address, and toll-free number of the person to whom such request shall be directed (or, if no toll-free number is provided, a self-addressed postage paid card for requesting the annual report). The Fund should provide a copy of the annual report and the most recent semi-annual report succeeding the annual report, if any, to the requesting shareholder by first class mail, or other means designed to assure prompt delivery, within three business days of the request.

N/A. A financial statement will accompany the proxy statement.

Item 22(a)(3)(v) General disclosure If action is to be taken with respect to the election of directors or the approval of an advisory contract, describe any purchases or sales of securities of the investment advisor or its Parents, or Subsidiaries of either, since the beginning of the most recently completed fiscal year by any director or any nominee for election as a director of the Fund.

N/A. The Company cannot buy or sell securities and there is no investment advisor.

Item 22(b)(11) Election of Directors Provide in tabular form, to the extent practicable, the information required by Items 401(f) and (g) and (c), and 405 of Regulation S–K §§ 229.401 (f) and (g), 229.404(a) and (c), and 229.405 of this chapter).

There is nothing to disclose pursuant to information required by Items 401(f) and (g) and (c). Item 405 of Regulation S–K is included in the proxy statement under “Compliance with Section 16(A) of the Exchange Act.”

In response to your request that the Funds provide “Tandy” representations, the Funds acknowledge that they are responsible for the adequacy and accuracy of the disclosure in their documents, acknowledge that the Commission is not foreclosed by its comment process from taking any action with respect to the Funds’ documents, and represent that they will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Funds.

If you have any questions on the foregoing, please contact the undersigned at 800.786.9574.

Sincerely,

/s/ Scott Burns

Scott Burns
President/Chief Financial Officer